Other losses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Losses Gains [Abstract]
Summary of Other Losses
	Year ended December 31,
	2021	2020	2019
	£000s	£000s	£000s
Net foreign exchange losses	-	(4,864)	-
Net fair value gain on derivative	-	1,492	-
Total Other losses	-	(3,372)	-